OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2016	2015
Deferred charter revenue	10,509	4,120
Deferred gain on sale and leaseback	258	337
Unfavorable charter party contracts	672	674
Other current liabilities	3,178	8,862
	14,617	13,993
ONG TERM LIABILITIES

(in thousands of $)	2016	2015
Deferred gain on sale and leaseback	2,744	2,893
Other long term liabilities	5,468	5,647
	8,212	8,540